Goodwill And Other Intangibles (Schedule Of Changes In Gross Carrying Amount Of Other Intangible Assets) (Details) (USD $) In Thousands	6 Months Ended
Jun. 30, 2011
Goodwill And Other Intangibles
Balance at December 31, 2010	$ 1,732,566
AMS acquisition	1,390,000
Patents	2,000
Measurement period adjustments	(8,258)
Other	324
Balance at June 30, 2011	$ 3,116,632